Alliance Municipal Trust
- New Jersey Portfolio

                           Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2001
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2001 (unaudited)    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(a)                       Yield                     Value
--------------------------------------------------------------------------------
              MUNICIPAL BONDS-83.1%
              DELAWARE-0.8%
              Delaware Economic
              Development Authority IDR
              (Delaware Clean Power
              Project)
              Series 97A AMT
$    2,400    8/01/29 (b)...............         1.80%            $   2,400,000
                                                                  -------------
              ILLINOIS-0.1%
              Oswego IDR
              (Griffith Laboratories
              Project)
              Series 95 AMT
       500    7/01/25 (b)...............         1.80                   500,000
                                                                  -------------
              NEW JERSEY-77.8%
              Atlantic City Improvement
              Authority
              (Pooled Govt. Loan
              Program)
              Series 86
    10,400    7/01/26 (b)...............         1.40                10,400,000
              Bergen County Improvement
              Authority
              (Kentshire Apts. Proj.)
              Series 01 AMT
     6,000    3/15/34 (b)...............         1.50                 6,000,000
              Bethlehem Township Board
              of Education BAN
              Series 01
     2,642    1/10/02...................         2.60                 2,642,509
              Hudson County Improvement
              Authority
              (Essential Purpose
              Pooled Govt.)
              Series 86
     8,000    7/15/26 (b)...............         1.30                 8,000,000
              Jersey City Redevelopment
              Agency
              (Dixon Mill Apartments
              Project)
              Series 00A
     9,135    5/15/30 (b)...............         1.40                 9,135,000
              Jersey City Water BAN
              Series 01
     7,700    9/13/02...................         2.53                 7,737,760
              New Jersey Economic
              Development Authority
              (Benedictine Abbey of
              Newark)
              Series 00
     5,000    12/01/30 (b)..............         1.45                 5,000,000
              New Jersey Economic
              Development Authority
              (Catholic Community
              Services)
              Series 95
     4,495    6/01/25 (b)...............         1.40                 4,495,000
              New Jersey Economic
              Development Authority
              (Church & Dwight, Inc.)
              Series 91
     3,490    12/01/08 (b)..............         1.50                 3,490,000
              New Jersey Economic
              Development Authority
              (Community Food Bank
              of N.J., Inc.)
              Series 94F
       500    8/01/14 (b)...............         1.60                   500,000
              New Jersey Economic
              Development Authority
              (Economic Growth-
              Kirker Ent.)
              Series 96 AMT
       900    1/01/05 (b)...............         1.50                   900,000
              New Jersey Economic
              Development Authority
              (Economic Growth-
              Mona Industries)
              Series 96 AMT
     2,100    1/01/16 (b)...............         1.50                 2,100,000
              New Jersey Economic
              Development Authority
              (Encap Golf Holdings
              Project)
              Series 01B AMT
    10,000    10/01/11 (b)..............         1.55                10,000,000
              New Jersey Economic
              Development Authority
              (Flexo-Craft Printers)
              Series B AMT
     1,210    8/01/04 (b)...............         1.70                 1,210,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(a)                       Yield                     Value
--------------------------------------------------------------------------------
              New Jersey Economic
              Development Authority
              (Geriatric Services
              Housing Corp., Inc.)
              Series 01
$    7,740    11/01/31 (b)..............         1.45%            $   7,740,000
              New Jersey Economic
              Development Authority
              (Harry Rashti & Co.)
              Series 94E AMT
     1,365    8/01/14 (b)...............         1.65                 1,365,000
              New Jersey Economic
              Development Authority
              (Job Haines Home
              Project)
              Series 98
     1,970    2/01/28 (b)...............         1.50                 1,970,000
              New Jersey Economic
              Development Authority
              (Mercer Street Friends
              Project)
              Series 96-F
     1,065    11/01/16 (b)..............         1.50                 1,065,000
              New Jersey Economic
              Development Authority
              (Republic Services, Inc.)
              Series 01 AMT
     8,000    8/01/13 (b)...............         1.55                 8,000,000
              New Jersey Economic
              Development Authority
              (Stone Brothers
              Secaucus LLC)
              Series 01 AMT
     1,860    9/01/21 (b)...............         1.71                 1,860,000
              New Jersey Economic
              Development Authority
              (The Homasote Co.
              Project)
              Series 96-E AMT
     2,380    11/01/06 (b)..............         1.60                 2,380,000
              New Jersey Economic
              Development Authority
              (The Montclair Art
              Museum)
              Series 00
     6,000    6/01/20 (b)...............         1.65                 6,000,000
              New Jersey Economic
              Development Authority
              (Thermal Energy Ltd.
              Partnership)
              Series 95 AMT
     3,000    12/01/09 (b)..............         1.65                 3,000,000
              New Jersey Economic
              Development Authority
              (Thermal Energy Ltd.)
              AMT
    10,500    12/01/31 (b)..............         1.65                10,500,000
              New Jersey Economic
              Development Authority
              (Vahariolos Partners
              Project)
              Series H AMT
     2,005    11/01/16 (b)..............         1.60                 2,005,000
              New Jersey Economic
              Development Authority
              PCR
              (Hoffman-LA Roche,
              Inc.)
     2,800    2/01/05 (b)...............         1.75                 2,800,000
              New Jersey Educational
              Facilities Authority
              (Caldwell College)
              Series 00B
     2,225    7/01/25 (b)...............         1.40                 2,225,000
              New Jersey Educational
              Facilities Authority
              (Princeton University)
              Series 01B
     8,000    7/01/21 (b)...............         1.50                 8,000,000
              New Jersey Health Care
              Facilities
              (Christ Hospital)
              Series 98A-2
     3,800    7/01/13 (b)...............         1.70                 3,800,000
              New Jersey Health Care
              Facilities
              (Composite Program)
              Series 01A-3
     5,000    7/01/21 (b)...............         1.40                 5,000,000
              New Jersey Health Care
              Facilities
              (Hospital Capital Asset
              Financing)
              Series 85B
     5,000    7/01/35 (b)...............         1.30                 5,000,000

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(a)                       Yield                     Value
--------------------------------------------------------------------------------
              New Jersey Health Care
              Facilities
              (Hospital Capital Asset
              Financing)
              Series 85D
$    8,400    7/01/35 (b)...............         1.30%            $   8,400,000
              New Jersey Health Care
              Facilities
              (St. Barnabas Health
              Care System)
              Series 01A
     9,000    7/01/31 (b)...............         1.40                 9,000,000
              New Jersey Health Care
              Facilities
              (St. Mary's Hospital)
              Series 99A-4
     7,900    7/01/19 (b)...............         1.75                 7,900,000
              New Jersey Health Care
              Facilities
              (St. Peter's University
              Hospital)
              Series 00B
    11,900    7/01/30 (b)...............         1.50                11,900,000
              New Jersey Health Care
              Facilities
              (United Methodist
              Homes)
              Series 98A-6 AMT
     2,900    7/01/07 (b)...............         1.70                 2,900,000
              New Jersey Sport &
              Exposition Authority
              Pre-Refunded
              Series 92A
     3,255    3/01/02...................         1.75                 3,337,071
              New Jersey State
              Educational
              Facilities Authority
              (Centenary College)
              Series 00F
     2,750    10/01/20 (b)..............         1.50                 2,750,000
              New Jersey State Turnpike
              Authority
              (Turnpike Revenue)
              FGIC
              Series 91D
    11,450    1/01/18 (b)...............         1.40                11,450,000
              New Jersey TRAN
              Series 02C
    12,000    6/14/02...................         2.00                12,053,231
              New Jersey TRANS Trust
              Fund Bonds
              (Transportation System)
              Series 93A
    12,270    6/15/02...................         2.10                12,408,305
              Salem County PCR
              (Dupont Corp.)
              Series 82A
     2,400    3/01/12 (b)...............         1.90                 2,400,000
              Sparta Township GO BAN
              Series 01
     2,810    6/07/02...................         1.60                 2,826,300
              Union County
              Improvement
              Authority
              (Cedar Glen Housing
              Corp.)
              Series A AMT
     7,000    12/15/34 (b)..............         1.50                 7,000,000
                                                                  -------------
                                                                    238,645,176
                                                                  -------------
              NEW YORK-3.4%
              Port Authority of New York &
              New Jersey
              (Versatile Structure)
              AMT
     7,300    12/01/17 (b)..............         2.25                 7,300,000
              Port Authority of New York &
              New Jersey
              (Versatile Structure)
              AMT
     3,100    4/01/24 (b)...............         2.25                 3,100,000
                                                                  -------------
                                                                     10,400,000
                                                                  -------------
              PENNSYLVANIA-1.0%
              Delaware River Joint Toll
              Bridge BAN
              Series 01
     3,000    11/01/02..................         1.77                 3,007,528
                                                                  -------------
              Total Municipal Bonds
              (amortized cost
              $254,952,704).............                            254,952,704
                                                                  -------------
              COMMERCIAL
              PAPER-16.4%
              DISTRICT OF
              COLUMBIA-2.4%
              District of Columbia
              (American National
              Red Cross)
              Series 00
     7,400    2/12/02...................         1.40                 7,400,000
                                                                  -------------

STATEMENT OF NET ASSETS
(continue)                       Alliance Municipal Trust - New Jersey Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(a)                       Yield                     Value
--------------------------------------------------------------------------------
              FLORIDA-2.0%
              Sarasota County Public
              Hospital Revenue
              (Sarasota Memorial
              Hospital)
              Series C
$    6,200    2/13/02...................         1.45%            $   6,200,000
                                                                  -------------
              NEW JERSEY-8.7%
              New Jersey Educational
              Facilities Authority
              (Princeton University)
              Series 97A
     5,000    2/11/02...................         1.25                 5,000,000
              New Jersey Educational
              Facilities Authority
              (Princeton University)
              Series 97A
     3,600    3/06/02...................         1.30                 3,600,000
              New Jersey TRAN
              Series 02A
     5,000    2/13/02...................         1.30                 5,000,000
              New Jersey TRAN
              Series 02A
     6,000    3/06/02...................         1.40                 6,000,000
              New Jersey TRAN
              Series 02A
     7,000    2/07/02...................         1.90                 7,000,000
                                                                  -------------
                                                                     26,600,000
                                                                  -------------
              NEW YORK-3.3%
              Port Authority of
              New York &
              New Jersey
              AMT
    10,000    2/08/02...................         1.65                10,000,000
                                                                  -------------
              Total Commercial Paper
              (amortized cost
              $50,200,000)..............                             50,200,000
                                                                  -------------
              TOTAL
              INVESTMENTS-99.5%
              (amortized cost
              $305,152,704).............                            305,152,704
              Other assets less
              liabilities-0.5%..........                              1,629,110
                                                                  -------------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              306,781,814 shares
              outstanding)..............                          $ 306,781,814
                                                                  =============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT    Alternative Minimum Tax
      BAN    Bond Anticipation Note
      FGIC   Financial Guaranty Insurance Company
      GO     General Obligation
      IDR    Industrial Development Revenue
      PCR    Pollution Control Revenue
      TRAN   Tax & Revenue Anticipation Note
      TRANS  Transportation System

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended
December 31, 2001 (unaudited)    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

INVESTMENT INCOME
   Interest.........................................................................                            $       3,423,406
EXPENSES
   Advisory fee (Note B)............................................................      $         839,476
   Distribution assistance and administrative service (Note C)......................                749,899
   Transfer agency (Note B).........................................................                 67,609
   Custodian fees...................................................................                 49,352
   Printing.........................................................................                 24,482
   Registration fees................................................................                 21,135
   Audit and legal fees.............................................................                 11,760
   Trustees' fees...................................................................                  1,166
   Miscellaneous....................................................................                  6,194
                                                                                          -----------------
   Total expenses...................................................................              1,771,073
   Less: expense reimbursement......................................................                (92,121)
                                                                                          -----------------
   Net expenses.....................................................................                                    1,678,952
                                                                                                                -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........................................                            $       1,744,454
                                                                                                                =================

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                          Six Months Ended
                                                                                          December 31, 2001        Year Ended
                                                                                             (unaudited)          June 30, 2001
                                                                                         -------------------   -------------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income............................................................      $       1,744,454     $       8,610,743
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income............................................................             (1,744,454)           (8,610,743)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E).................................................            (30,357,293)           55,561,118
                                                                                          -----------------     -----------------
   Total increase (decrease)........................................................            (30,357,293)           55,561,118
NET ASSETS
   Beginning of period..............................................................            337,139,107           281,577,989
                                                                                          -----------------     -----------------
   End of period....................................................................      $     306,781,814     $     337,139,107
                                                                                          =================     =================

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 (unaudited)    Alliance Municipal Trust - New Jersey Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a Series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio (the "Portfolio"), Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2001, the reimbursement amounted to $92,121.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $26,169 for the six months ended December 31, 2001.

For the six months ended December 31, 2001, the Portfolio's expenses were reduced by $285 under an expense offset arrangement with AGIS.

NOTES TO FINANCIAL STATEMENTS
(continued)                      Alliance Municipal Trust - New Jersey Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2001, the distribution fee amounted to $419,738. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2001, such payments by the Portfolio amounted to $330,161, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2001, capital paid-in aggregated $306,781,814. Transactions, all at $1.00 per share, were as follows:

                                                     Six Months Ended       Year Ended
                                                    December 31, 2001        June 30,
                                                       (unaudited)             2001
                                                    -----------------    -----------------
Shares sold......................................         289,169,705          754,141,688
Shares issued on reinvestments of dividends......           1,744,454            8,610,743
Shares redeemed..................................        (321,271,452)        (707,191,313)
                                                    -----------------    -----------------
Net increase (decrease) .........................         (30,357,293)          55,561,118
                                                    =================    =================

FINANCIAL HIGHLIGHTS             Alliance Municipal Trust - New Jersey Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                            Six Months
                                               Ended
                                           December 31,                           Year Ended June 30,
                                               2001         ===============================================================
                                            (unaudited)      2001           2000          1999          1998          1997
                                           ============     =======       =======       =======        ======       =======
Net asset value, beginning of period....     $  1.00        $  1.00       $  1.00       $  1.00        $ 1.00       $  1.00
                                             -------        -------       -------       -------        ------       -------
Income From Investment Operations
Net investment income (a)...............        .005           .027          .026          .022          .026          .027
                                             -------        -------       -------       -------        ------       -------
Less: Dividends
Dividends from net investment income....       (.005)         (.027)        (.026)        (.022)        (.026)        (.027)
                                             -------        -------       -------       -------        ------       -------
Net asset value, end of period..........     $  1.00        $  1.00          1.00       $  1.00        $ 1.00       $  1.00
                                             =======        =======       =======       =======        ======       =======
Total Return
Total investment return based
   on net asset value (b)...............         .52%          2.71%         2.63%         2.21%         2.67%         2.72%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)......................    $306,782       $337,139      $281,578      $220,865      $151,617      $123,579
Ratio to average net assets of:
   Expenses, net of waivers
     and reimbursements.................        1.00%(c)       1.00%         1.00%         1.00%          .94%          .85%
   Expenses, before waivers
     and reimbursements.................        1.05%(c)       1.03%         1.07%         1.09%         1.07%         1.12%
   Net investment income (a)............        1.04%(c)       2.65%         2.61%         2.16%         2.63%         2.68%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

                                 Alliance Municipal Trust - New Jersey Portfolio
================================================================================

Alliance Municipal Trust

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------
(1)   Members of the Audit Committee.

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

Alliance Municipal Trust - New Jersey Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |9| |2|

For non-touch-tone telephones, call toll-free (800) 221-9513

AllianceCapital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTNJSR1201